Latest Update: March 5, 2001


FEDERATED GOVERNMENT ULTRASHORT FUND

A Portfolio of Federated Institutional Trust

Institutional Shares
Institutional Service Shares

Supplement to the Prospectuses for Institiutional Shares and Institutional Service Shares dated September 30, 2002


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Effective  March 3,  2003,  the name of the Fund  will  change  from  "Federated
Government Ultrashort Fund" to "Federated Government Ultrashort Duration Fund".

                                                               February 26, 2003







[Federated Logo]

Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or

www.federatedinvestors.com/contact

Federated Securities Corp., Distributor


Cusip 31420B 102
Cusip 31420B 201
28207 (2/03)